Certain risks and concentration	12 Months Ended
Dec. 31, 2023
Certain risks and concentration
Certain risks and concentration
3	Certain risks and concentration
(a)	PRC regulations

The China market in which the Company operates poses certain macro-economic and regulatory risks and uncertainties. These uncertainties extend to the ability of the Company to engage in online advertising businesses through contractual arrangements in the PRC since the internet and marketing services industries remain regulated. The Company conducts certain of its operations in the PRC through its variable interest entity, which it consolidates as a result of a series contractual arrangements enacted. Though the PRC has, since 1978, implemented a wide range of market-oriented economic reforms, continued reforms and progress towards a full market-oriented economy are uncertain. In addition, the telecommunication, information, and media industries remain highly regulated. Restrictions are currently in place and are unclear with respect to which segments of these industries foreign owned entities, like the Company, may operate. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate areas such as telecommunication, information and media. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, and the Company’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Company’s ability to conduct business in the PRC.

There are uncertainties regarding the interpretation and application of current and future PRC laws, rules and regulations, including but not limited to the laws, rules and regulations governing the validity and enforcement of the contractual arrangements with consolidated VIE. The Company believes that the structure for operating its business in the PRC (including the ownership structure and the contractual arrangements with the consolidated VIE is in compliance with all applicable existing PRC laws, rules and regulations, and does not violate, breach, contravene or otherwise conflict with any applicable PRC laws, rules or regulations. However, the Company cannot assure that the PRC regulatory authorities will not adopt any new regulation to restrict or prohibit foreign investments in the online advertising business through contractual arrangements in the future or that it will not determine that the ownership structure and contractual arrangements violate PRC laws, rules or regulations.

3	Certain risks and concentration (Continued)
(a)	PRC regulations (Continued)

If iClick Cayman and its consolidated VIE are found to be in violation of any existing or future PRC laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including:

●	revoking the business licenses of such entities;
●	discontinuing or restricting the conduct of any transactions between iClick Cayman’s PRC subsidiaries and OptAim VIE;
●	imposing fines, confiscating the income of OptAim VIE or iClick Cayman’s PRC subsidiaries, or imposing other requirements with which iClick Cayman or its PRC subsidiaries and OptAim VIE may not be able to comply;
●	requiring iClick Cayman to restructure its ownership structure or operations, including terminating the contractual arrangements with OptAim VIE and deregistering the equity pledges of OptAim VIE, which in turn would affect its ability to consolidate, derive economic interests from, or exert effective control over OptAim VIE; or
●	restricting or prohibiting its use of the proceeds of any offering to finance its business and operations in the PRC.

If the imposition of any of these penalties precludes the Company from operating its business, it would no longer be in a position to generate revenue or cash from it. If the imposition of any of these penalties causes iClick Cayman to lose its rights to direct the activities of its consolidated VIE or its rights to receive its economic benefits, iClick Cayman would no longer be able to consolidate these entities, and its financial statements would no longer reflect the results of operations from the business conducted by VIE except to the extent that iClick Cayman receives payments from VIE under the contractual arrangements. Either of these results, or any other significant penalties that might be imposed on iClick Cayman in this event, would have a material adverse effect on its financial condition and results of operations.

On January 19, 2015, the Ministry of Commerce (“MOFCOM”), released for public comment a proposed PRC law, the Draft Foreign Investment Law, that appeared to include VIEs within the scope of entities that could be considered to be foreign investment enterprises (“FIEs”), that would be subject to restrictions under existing PRC law on foreign investment in certain categories of industry. The National People’s Congress approved the Foreign Investment Law on March 15, 2019, effective on January 1, 2020. The Foreign Investment Law removes all references to the terms of “de facto control” or “contractual control” as defined in the draft published in 2015. However, the Foreign Investment Law has a catch-all provision under the definition of “foreign investment” which includes investments made by foreign investors in China through means stipulated in laws or administrative regulations or other methods prescribed by the State Council. In the event that the State Council in the future promulgates laws and regulations that deem investments made by foreign investors through contractual arrangements as “foreign investment” the Company’s ability to use the contractual arrangements with its VIE and the Company ability to conduct business through the VIE could be severely limited.

3	Certain risks and concentration (Continued)
(a)	PRC regulations (Continued)

Furthermore, on December 19, 2020, the NDRC and MOFCOM promulgated the Foreign Investment Security Review Measures, which took effect on January 18, 2021. Under the Foreign Investment Security Review Measures, investments in military, national defense-related areas or in locations in proximity to military facilities, or investments that would result in acquiring the actual control of assets in certain key sectors, such as critical agricultural products, energy and resources, equipment manufacturing, infrastructure, transport, cultural products and services, IT, Internet products and services, financial services and technology sectors, are required to be approved by designated governmental authorities in advance. Although the term “investment through other means” is not clearly defined under the Foreign Investment Security Review Measures, iClick Cayman cannot rule out the possibility that control through contractual arrangement may be regarded as a form of actual control and therefore require approval from the competent governmental authority. As the Foreign Investment Security Review Measures were recently promulgated, there are great uncertainties with respect to its interpretation and implementation. Accordingly, there are substantial uncertainties as to whether the Company’s VIE structure may be deemed as a method of foreign investment in the future. If the VIE structure were to be deemed as a method of foreign investment under any future laws, regulations and rules, and if any of the Company’s business operations were to fall under the “negative list” for foreign investment, we would need to take further actions in order to comply with these laws, regulations and rules, which may materially and adversely affect our current corporate structure, business, financial condition and results of operations.

iClick Cayman’s ability to control the VIE also depends on the powers of attorney the founders have to vote on all matters requiring shareholder approval in the VIE. As noted above, these powers of attorney are believed to be legally enforceable but may not be as effective as direct equity ownership.

OptAim VIE holds assets that are important to the operation of the Company’s business, including patents for proprietary technology and trademarks. If OptAim VIE falls into bankruptcy and all or part of its assets become subject to liens or rights of third-party creditors, the Company may be unable to conduct major part of its business activities in the PRC, which could have a material adverse effect on the Company’s future financial position, results of operations or cash flows. However, the Company believes this is a normal business risk many companies face. The Company will continue to closely monitor the financial conditions of OptAim VIE.

OptAim VIE’s assets comprise both recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include leasehold improvements, computers and network equipment and computer software which are recognized in the Company’s consolidated balance sheet. The unrecognized revenue-producing assets mainly consist of patents, trademarks and assembled workforce which are not recorded in the financial statements of OptAim VIE as it did not meet the recognition criteria set in ASC 350-30-25.

3	Certain risks and concentration (Continued)
(a)	PRC regulations (Continued)

The following table sets forth the financial data for the VIE and VIE’s subsidiaries on an aggregated basis. For purposes of this presentation, activities within and between the VIE and VIE’s subsidiaries have been eliminated, but transactions with other entities within the consolidated group have been included without elimination.

	As of December 31,
	2022	2023
Assets
Cash and cash equivalents	1,497	1,024
Accounts receivable, net	2,625	2,338
Prepaid media costs	99	191
Amounts due from subsidiaries of the Company	8,374	7,972
Other current assets	1,142	918
Short-term investment	1,737	1,536
Other non-current assets	10	10
Total assets	15,484	13,989

Liabilities
Accounts payable	2,008	1,065
Deferred revenue	29	—
Lease liabilities	135	112
Bank borrowings	1,590	1,951
Income tax payable	501	433
Amounts due to subsidiaries of the Company	1,060	1,038
Accrued liabilities and other current liabilities	861	646
Deferred tax liabilities	64	26
Total liabilities	6,248	5,271

	For the years ended December 31,
	2021	2022	2023
Net revenues
From subsidiaries of the Company (Note)	1,028	601	2
From third parties	22,837	21,462	12,981
	23,865	22,063	12,983

Net loss (Note)	(900)	(1,367)	(216)

3	Certain risks and concentration (Continued)
(a)	PRC regulations (Continued)

	For the years ended December 31,
	2021	2022	2023
Net cash provided by/(used in) operating activities
From subsidiaries of the Company	772	153	—
From third parties	(2,453)	(1,127)	(1,217)
	(1,681)	(974)	(1,217)

Net cash (used in)/provided by investing activities	(14)	—	146

Net cash provided by/(used in) financing activities
Receipts of advances from group companies	1,588	124	402
Repayments for advances from group companies	(554)	—	(22)
Other financing activities	1,161	(214)	300
	2,195	(90)	680

Note:

Services from VIE and VIE’s subsidiaries to other group companies

The VIE and VIE’s subsidiaries provide online advertising service to other group companies. For the years ended December 31, 2021, 2022 and 2023, the intercompany online advertising service revenues recognized by VIE and VIE’s subsidiaries were US$911, US$291 and US$2, respectively. These transactions are eliminated at the consolidation level.

The VIE and VIE’s subsidiaries also provide other marketing services to other group companies. For the years ended December 31, 2021, 2022 and 2023, the intercompany other marketing service revenues recognized by VIE and VIE’s subsidiaries were US$117, US$310 and US$nil, respectively. These transactions are eliminated at the consolidation level.

Services from other group companies to VIE and VIE’s subsidiaries

WFOE as primary beneficiary and other subsidiaries of the Company provide online advertising service and SaaS services to VIE and VIE’s subsidiaries. For the years ended December 31, 2021, 2022 and 2023, the intercompany online advertising and SaaS service revenues from VIE and VIE’s subsidiaries recognized by WFOE as primary beneficiary and other subsidiaries of the Company were US$49, US$285 and US$5, respectively. These transactions are eliminated at the consolidation level.

As of December 31, 2022 and 2023, there were no balances for management fees charged to VIE and VIE’s subsidiaries.

In accordance with the VIE arrangements, the Company has the power to direct activities of OptAim VIE, and can have assets transferred out of OptAim VIE. Therefore, the Company considers that there are no assets of OptAim VIE that can be used only to settle their obligations.

(b)	Foreign exchange risk

Assets and liabilities of non-US$ functional currency entities are translated into US$ using the applicable exchange rates at the balance sheet date. Items in the statements of comprehensive loss are translated into US$ using the average exchange rate during the period. Equity accounts were translated at their historical exchange rates. The resulting translation adjustments are accumulated as a component of accumulated other comprehensive income on the consolidated statements of shareholders’ equity.

3	Certain risks and concentration (Continued)
(b)	Foreign exchange risk (Continued)

Certain of the Company’s operating activities are transacted in Renminbi (“RMB”), which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China.

The revenues and expenses of the Company’s subsidiaries, VIE and VIE’s subsidiaries in the PRC are generally denominated in RMB and their assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies, and remittances of foreign currencies into the PRC and exchange of foreign currencies into RMB require approval by foreign exchange administrative authorities and certain supporting documentation. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into other currencies. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices and signed contracts. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market.

Certain of the Company’s operating activities are transacted in HK$. Foreign exchange risk arises from future commercial transactions, recognized assets and liabilities and net investments in foreign operations. The Company considers the foreign exchange risk in relation to transactions denominated in HK$ with respect to US$ is not significant as HK$ is pegged to US$.

(c)	Fair value measurement
(i)	Financial assets and liabilities measured at fair value on a recurring basis

The following table sets forth, by level within the fair value hierarchy (Note 2(e)), financial assets and liabilities measured at fair value as of December 31, 2022 and 2023. As required by ASC 820, financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the respective fair value measurement.

	Fair value measurements using
	Quoted
	prices
	in active	Significant
	markets for	other	Significant
	identical	observable	unobservable
	assets	inputs	inputs	Total fair
	(Level 1)	(Level 2)	(Level 3)	value
As of December 31, 2022
Short-term investment - wealth management	—	1,737	—	1,737
Short-term investments - listed equity securities	1,609	—	—	1,609
Other long-term investment - Available-for-sale debt investment	—	—	3,000	3,000
Other long-term equity investments	—	—	2,970	2,970
	1,609	1,737	5,970	9,316
As of December 31, 2023
Short-term investment - wealth management	—	1,536	—	1,536
Short-term investments - listed equity securities	403	—	—	403
Other long-term investment - Available-for-sale debt investment	—	—	3,179	3,179
	403	1,536	3,179	5,118

3	Certain risks and concentration (Continued)
(c)	Fair value measurement (Continued)
(i)	Financial assets and liabilities measured at fair value on a recurring basis (Continued)

The following table presents the changes in Level 3 financial liabilities for the years ended December 31, 2022 and 2023.

	Contingent consideration
	payable
	For the years ended
	December 31,
	2022	2023
Balance at the beginning of year	4,507	—
Transfer to accrued liabilities	(4,507)	—
Balance at the end of year	—	—

The following table presents the changes in Level 3 financial assets for the years ended December 31, 2022 and 2023.

	Available-for-sale debt investments
	For the years ended December 31,
	2022	2023
Balance at the beginning of year	2,550	3,000
Acquisition	3,000	—
Fair value changes	(2,550)	179
Balance at the end of year	3,000	3,179

(ii)	Fair value measurement on a non-recurring basis

Equity securities without readily determinable fair value accounted for using the measurement alternative are recorded at fair value only if an impairment or observable price adjustment is recognized in the current period. These non-recurring fair value measurements use significant unobservable inputs (Level 3). The Company uses market approach based on the Company’s best estimate to determine the fair value of these investments. An observable price change is usually resulting from new rounds of financing of the investees. The Company determines whether the securities offered in new rounds of financing are similar to the equity securities held by the Company by comparing the rights and obligations of the securities. When the securities offered in new rounds of financing are determined to be similar to the securities held by the Company, the Company adjusts the observable price of the similar security to determine the amount that should be recorded as an adjustment in the carrying value of the security to reflect the current fair value of the security held by the Company. There were no fair value changes related to such equity securities due to the observable price change of the investment without readily determinable fair value in the consolidated balance sheets for the years ended December 31, 2022 and 2023.

3	Certain risks and concentration (Continued)
(c)	Fair value measurement (Continued)
(ii)	Fair value measurement on a non-recurring basis (Continued)

The Company assesses the existence of indicators for other-than-temporary impairment of the investments by considering factors as detailed in Note 2(m). The Company recognized US$4,038, US$10,805 and US$1,034 impairment charges to investments in equity securities without readily determinable fair value classified as other long-term investments for the years ended December 31, 2021, 2022 and 2023, respectively.

As of December 31, 2022, in determining the fair value of one investment in equity securities over which the Company identified impairment indicators, market multiple method was used, with significant input including (i) a discount for lack of marketability of 20%, and (ii) price-to-sales multiples of comparable companies of price - to - sales multiples of comparable companies of 7.6. As of December 31, 2023, in determining the fair value of two investments in equity securities, the Company assessed the investees’ financial performance to be unsatisfied with no obvious upturn or potential financing solutions in the foreseeable future, and the Company determined the fair value of these investments was less than their carrying value.

The following table presents the changes in financial assets measured using Level 3 input on a non-recurring basis for the years ended December 31, 2022 and 2023.

	Other long-term equity investments
	For the years ended December 31,
	2022	2023
Balance at the beginning of year	12,114	2,970
Investments made/transferred from prepayments	3,500	—
Disposal during the year	—	(1,936)
Transfer to short-term investments - listed equity securities (Note)	(1,510)	—
Impairment on investments	(10,805)	(1,034)
Exchange differences	(329)	—
Balance at the end of year	2,970	—

Note:

The fair value hierarchy of an equity investment was transferred from level 3 to level 1 due to the public listing of the investee during the year ended December 31, 2022.

(d)	Concentration risk
(i)	Concentration of revenues

For the years ended December 31, 2021 and 2022, no individual customer accounted for more than 10% of the net revenues. For the year ended December 31, 2023, one customer accounted for 11% of the net revenues.

3	Certain risks and concentration (Continued)
(d)	Concentration risk (Continued)
(ii)	Concentration of accounts receivable

The Company conducts credit evaluations on its customers and generally does not require collateral or other security from such customers. The Company generally grants up to 180 days of credit term to customers and periodically evaluates the creditworthiness of the existing customers in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.

As of December 31, 2022 and 2023, no individual customer accounted for more than 10% of the consolidated accounts receivable. The top 10 accounts receivable accounted for 59% and 42% of the consolidated accounts receivable as of December 31, 2022 and 2023, respectively.

(iii)	Credit risk

As of December 31, 2022 and 2023, substantially all of the Company’s cash and cash equivalents, time deposits and restricted cash were mainly placed with financial institutions in Hong Kong and the PRC. Management chooses these institutions because of their reputations and track records for stability, and their known large cash reserves, and management periodically reviews these institutions’ reputations, track records, and reported reserves. Management expects that any additional institutions that the Company uses for its cash and bank deposits will be chosen with similar criteria for soundness. The balances in the PRC are not insured since it is not a market practice in the PRC. Nevertheless under the PRC law, it is required that a commercial bank in the PRC that holds third party cash deposits should maintain a certain percentage of total customer deposits taken in a statutory reserve fund for protecting the depositors’ rights over their interests in deposited money. PRC banks are subject to a series of risk control regulatory standards; PRC bank regulatory authorities are empowered to take over the operation and management of any PRC bank that faces a material credit crisis. The Company believes that it is not exposed to unusual risks as these financial institutions are PRC banks with high credit quality. The Company had not experienced any losses on its cash and cash equivalents, time deposits and restricted cash during the years ended December 31, 2021, 2022 and 2023 and believes that its credit risk to be minimal.